Shareholder Report, Line Graph (Details) - USD ($)		4 Months Ended	12 Months Ended	16 Months Ended	28 Months Ended	40 Months Ended	52 Months Ended	64 Months Ended	76 Months Ended	88 Months Ended
	Jul. 25, 2018	Nov. 30, 2018	Nov. 30, 2025	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2025
C000202617
Account Value [Line Items]
Line Graph and Table Measure Name			Class A (with sales charges)
Accumulated Value	$ 9,579	$ 8,017		$ 9,598	$ 12,163	$ 11,154	$ 7,909	$ 7,260	$ 8,291	$ 10,959
C000202616
Account Value [Line Items]
Line Graph and Table Measure Name			Advisor Class
Accumulated Value	10,000	8,380		10,050	12,776	11,745	8,347	7,677	8,796	11,650
MSCI China All Shares Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI China All Shares Index
Accumulated Value	10,000	8,674		9,716	13,471	12,408	8,975	8,425	9,470	12,323
MSCI China All Shares Index
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI China All Shares Index
Accumulated Value	$ 10,000	$ 8,674		$ 9,716	$ 13,471	$ 12,408	$ 8,975	$ 8,425	$ 9,470	$ 12,323